Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	Hinto Energy, Inc.
Entity Central Index Key	0001087734
Document Type	POS AM
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 0	$ 0	$ 0
Total Current Assets	0	0	0
Other assets:
Farmout Agreement	0	3,500	3,500
Total Other Assets	0	3,500	3,500
Total Assets	0	3,500	3,500
Current liabilities
Accounts payable	0	55,600	31,665
Intercompany payable	18,982	0	0
Accrued liabilities	5,000	0	0
Total Current Liabilities	23,982	55,600	31,665
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value; 50,000,000 shares authorized, 4,280,000 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009 respectively	4,280	4,280	4,280
Additional paid-in capital	98,710	8,710	7,210
Deficit accumulated during the development stage	(126,972)	(65,090)	(39,655)
Total Stockholders' (Deficit) Equity	(23,982)	(52,100)	(28,165)
Total liabilities and stockholders' (deficit) equity	$ 0	$ 3,500	$ 3,500

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	4,280,000	4,280,000	4,280,000
Common Stock shares outstanding	4,280,000	4,280,000	4,280,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Income Statement [Abstract]
Revenue:	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operational expenses:
Office expenses	5,774	0	5,774	0	23,935	14,944	56,295	62,069
Impairment of farmout	0	0	3,500	0	0	0	0	3,500
Filing fees	0	0	0	0	0	0	85	85
Professional fees	52,216	0	52,608	0	1,500	0	8,710	61,318
Total operational expenses	57,990	0	61,882	0	25,435	14,944	65,090	126,972
Net loss	$ (57,990)	$ 0	$ (61,882)	$ 0	$ (25,435)	$ (14,944)	$ (65,090)	$ (126,972)
Net loss per common share - Basic	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss per common share - Fully diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average number of common stock outstanding	4,280,000	4,280,000	4,280,000	4,280,000	4,280,000	4,280,000

Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Opening Balance, amount at Dec. 31, 2009	$ 4,280	$ 7,210	$ (39,655)	$ (28,165)
Opening Balance, shares at Dec. 31, 2009	4,280,000
Shareholder capital contribution		1,500		1,500
Net Loss			(25,435)	(25,435)
Ending Balance, amount at Dec. 31, 2010	4,280	8,710	(65,090)	(52,100)
Ending Balance, shares at Dec. 31, 2010	4,280,000
Shareholder capital contribution		90,000		90,000
Net Loss			(61,882)	(61,882)
Ending Balance, amount at Sep. 30, 2011	$ 4,280	$ 98,710	$ (126,972)	$ (23,982)
Ending Balance, shares at Sep. 30, 2011	4,280,000

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Loss	$ (61,882)	$ 0	$ (25,435)	$ (14,944)	$ (65,090)	$ (126,972)
Adjustments to net loss for non-cash items:
Impairment to farmout agreement	3,500	0	0	0	0	3,500
Adjustments to reconcile net loss to net cash used in operating activities:
(Decrease) Increase in accounts payable	(55,600)	0	23,935	14,944	55,600	0
Increase in shareholder payable	18,982	0				18,982
Increase in accrued liabilities	5,000	0				5,000
Net Cash Used by Operating Activities	(90,000)	0	(1,500)	0	(9,490)	(99,490)
Net Cash Used in Investing Activities	0	0	0	0	0	0
Cash Flows from Financing Activities:
Shareholder payment of accounts payable	90,000	0	1,500	0	7,240	97,240
Proceeds from stock issuance, net of issuance costs	0	0	0	0	2,250	2,250
Net Cash Provided by Financing Activities	90,000	0	1,500	0	9,490	99,490
Net Increase (decrease) in Cash	0	0	0	0	0	0
Cash and Cash Equivalents - Beginning of Period	0	0	0	0
Cash and Cash Equivalents - End of Period	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense	0	0	0	0	0	0
Cash paid for income taxes	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Issuance of common stock for oil lease	$ 0	$ 0	$ 0	$ 0	$ 3,500	$ 3,500

Basis Of Presentation And Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Basis Of Presentation And Significant Accounting Policies

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy, Inc. (“the Company”) was incorporated in February 13, 1997 in the state of Wyoming. The Company was originally incorporated for the purpose of general investing. Due to an inability to raise adequate financing the Company was forced to cease operations in 2001. On October 12, 2004, the Company filed a Form 15-12G, with the Securities and Exchange Commission (“SEC”) to cease its filing obligations under the Securities Act of 1934. On November 14, 2007, the Company filed a Registration Statement on Form S-1 in order to register its outstanding shares of common stock and resume its SEC filing status.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Shareholder Meeting

On August 17 2011, the Company held a Special and Annual Shareholder Meeting (“Meeting.”) At such Meeting, a majority of the Company’s shareholders approval the following:

-      To authorize an Amendment to the Articles of Incorporation to change of the corporate name to Hinto Energy, Inc. On August 18, 2011, the Company filed an amendment its Articles of Incorporation to change the corporate name from Garner Investments, Inc. to Hinto Energy, Inc.

-      To authorize 25,000,000 Preferred Shares, in such classes or series with designation of rights, privileges, and preferences as the Board may later determine. On August 18, 2011, the Company filed an amendment to its Articles of Incorporation to authorize such preferred shares.

-       To authorize the Hinto Energy, Inc. Stock Option and Award Incentive Plan.

-       To approve and appoint our Auditor, Ronald R. Chadwick, PC for the year ending December 31, 2011.

-       To approve the Share Exchange and Acquisition Agreement by and between the Company and South Uintah Gas Properties, Inc.

-      The election of George Harris, Max Sommers, Gary Herick, Kevin Blair and J. David Keller to our Board of Directors.

Share Exchange Agreement

On July 27, 2011, the Company entered into a Share Exchange and Acquisition Agreement with South Uintah Gas Properties, Inc. (“South Uintah”) and the South Uintah shareholders. Pursuant to the Share Exchange and Acquisition Agreement (“the Agreement”), the Company has agreed to issue shares of its restricted common stock for 100% of the issued and outstanding common stock of South Uintah. The shares are to be exchanged on a one for one basis.

The closing of the transaction is dependent upon the delivery of audited financial statements by South Uintah.

Prior to the signing of the Agreement, South Uintah had purchased 3,000,000 shares of the Company from its then majority shareholder Ms. Sharon Fowler. After such purchase, South Uintah holds approximately 70% of the issued and outstanding common stock of the Company. As part of the Agreement, South Uintah has agreed to return the 3,000,000 shares of common stock to the Company. The Company will retire such shares to treasury at that time.

South Uintah is headquartered in Denver, Colorado. South Uintah holds deep drilling rights (below approximately 9,800 ft.) on approximately 5,655 gross acres and approximately 4,887 net acres in the deeper area of the Uintah basin, with one gas well awaiting hookup, (but which South Uintah expects will need a work over).

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Interim Presentation

In the opinion of the management of the Company, the accompanying unaudited financial statements include all material adjustments, including all normal and recurring adjustments, considered necessary to present fairly the financial position and operating results of the Company for the periods presented. The financial statements and notes do not contain certain information included in the Company’s financial statements for the year ended December 31, 2010. It is the Company’s opinion that when the interim financial statements are read in conjunction with the December 31, 2010 Audited Financial Statements, the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results for a full year or any future period.

Going Concern

The Company’s financial statements for the nine months ended September 30, 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported an accumulated deficit of $126,972 as of September 30, 2011. The Company did not recognize revenues from its activities during the nine months ended September 30, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the nine months ended September 30, 2011 and 2010, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the nine months ended September 30, 2011, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 1 – BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Garner Investments, Inc. (“the Company”) was incorporated in February 13, 1997 in the state of Wyoming. The Company was originally incorporated for the purpose of general investing. Due to an inability to raise adequate financing the Company was forced to cease operations in 2001. On October 12, 2004, the Company filed a Form 15-12G, with the Securities and Exchange Commission (“SEC”) to cease its filing obligations under the Securities Act of 1934. On November 14, 2007, the Company filed a Registration Statement on Form S-1 in order to register its outstanding shares of common stock and resume its SEC filing status.

The Company’s fiscal year end is December 31st. The Company’s financial statements are presented on the accrual basis of accounting.

Basis of Presentation

Development Stage Company

The Company has not earned significant revenues from planned operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Company.” Therefore, the Company’s financial statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of accounting for oil and gas producing activities. Costs to acquire mineral interests in oil and gas properties, to drill and equip exploratory wells used to find proved reserves, and to drill and equip development wells including directly related overhead costs and related asset retirement costs are capitalized.

Under this method, all costs, including internal costs directly related to acquisition, exploration and development activities are capitalized as oil and gas property costs. Properties not subject to amortization consist of exploration and development costs which are evaluated on a property-by-property basis. Amortization of these unproved property costs begins when the properties become proved or their values become impaired. The Company assesses the realization of unproved properties, taken as a whole, if any, on at least an annual basis or when there has been an indication that impairment in value may have occurred. Impairment of unproved properties is assessed based on management’s intention with regard to future exploration and development of individually significant properties and the ability of the Company to obtain funds to finance such exploration and development. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties will be amortized using the units of production method.

In applying the full cost method, the Company will perform an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the “estimated present value,” of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If capitalized costs exceed this limit, the excess is charged as an impairment expense.

Revenue Recognition

The Company recognizes revenue when it is earned and expenses are recognized when they occur.

Net Loss per Share

Basic net loss per common share is calculated by dividing the net loss applicable to common shares by the weighted average number of common and common equivalent shares outstanding during the period. For the year ended December 31, 2009, there were no potential common equivalent shares used in the calculation of weighted average common shares outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based compensation using an estimate of value in accordance with the fair value method. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The carrying amount of accounts payable is considered to be representative of respective fair values because of the short-term nature of these financial instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the years ended December 31, 2010 and 2009, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.

Going Concern and Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Going Concern and Management's Plan

NOTE 2 – GOING CONCERN AND MANAGEMENTS’ PLAN

In the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010, the Report of the Independent Registered Public Accounting Firm includes an explanatory paragraph that describes substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements for the years ended December 31, 2010 and 2009 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of $25,435 for the year ended December 31, 2010, and an accumulated deficit of $65,090 as of December 31, 2010. At December 31, 2010, the Company had a working capital deficit of $52,100.

The future success of the Company is likely dependent on its ability to attain additional capital, or to find an acquisition to add value to its present shareholders and ultimately, upon its ability to attain future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations. Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.

Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Other Assets

NOTE 2 – OTHER ASSETS

In August 2006, the Company issued 3,500,000 shares of its restricted common stock to an unrelated third party in exchange as part of a Farmout Agreement on an oil lease located in Natrona County, Wyoming. The shares were valued at $3,500 at the time of the transaction ($0.001 per share). The Farmout Agreement provides for the Company to retain 75% of the W.I. after payout by drilling a 7,000 foot Madison test. The Company will retain 100% of the W.I. income until payout.

In December 31, 2010, the Farmout Agreement was extended to April 30, 2011. On April 30, 2011, Farmout Agreement expired and the Company chose not to renew the Farmout Agreement. As a result, the Company fully expensed the $3,500 value of the Farmout Agreement.

NOTE 3 – OTHER ASSETS

In August 2006, the Company issued 3,500,000 shares of its restricted common stock to an unrelated third party in exchange as part of a Farmout Agreement on an oil lease located in Natrona County, Wyoming. The shares were valued at $3,500 at the time of the transaction ($0.001 per share). The Farmout Agreement provides for the Company to retain 75% of the W.I. after payout by drilling a 7,000 foot Madison test. The Company will retain 100% of the W.I. income until payout. In December 31, 2010, the Farmout Agreement was extended to April 30, 2011.

Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholders Equity

NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At September 30, 2011, the Company had 4,280,000 shares of its common stock issued and outstanding. The Company does not have any preferred shares issued or authorized.

During the nine months ended September 30, 2011, the Company did not issue any shares of its common stock.

Preferred Stock

On August 18, 2011, the Company filed an amendment to the Articles of Incorporation with the Secretary of State of Wyoming to authorize 25,000,000 shares of Preferred Shares to be designated in any series or classes and with those rights, privileges and preferences to be determined at the discretion of the Company’s Board of Directors. At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company’s shareholders approved the 2011 Hinto Energy, Inc. Stock Option and Award Incentive Plan (“Plan”). The Plan provides for the grant of stock options to directors, officers, employees, consultants, and advisors of the Company. The Plan is administered by a committee consisting of members of the Board of Directors (the "Stock Option Committee"), or in its absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance subject to options. As of the date of this Proxy Statement, the Board has not approved the grant of any options to purchase shares of common stock, nor the conditions, performance or vesting requirements.

Shareholder Capital Contribution

During the nine months ended September 30, 2011, a shareholder of the Company paid the Company’s outstanding legal fees of $90,000. The Company has treated the payment as a capital contribution and credited Additional Paid In Capital for $90,000.

NOTE 4 – STOCKHOLDERS’ EQUITY

The authorized capital stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At December 31, 2010, the Company had 4,280,000 shares of its common stock issued and outstanding. The Company does not have any preferred shares issued or authorized.

During the year ended December 31, 2010, the majority shareholder paid $1,500 in auditing expenses on behalf of the Company. Such payment was treated as a capital contribution and credited to Additional Paid In Capital.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Income Taxes

NOTE 5 – INCOME TAXES

The Company is subject to federal and domestic income taxes. The Company has had no income, and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial reporting and tax purposes. The Company’s deferred tax assets consist entirely of the benefit from net operating loss (NOL) carry-forwards. The NOL carry forwards expire in various years through 2029. The Company’s deferred tax assets are offset by a valuation allowance due to the uncertainty of the realization of the NOL carry-forwards. NOL carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows:

Period Ending	Estimated NOL Carry-forward benefit	Valuation Allowance	Net Tax Benefit

December 31, 2009	7,931	(7,931)	—
December 31, 2010	13,108	(13,108)	—

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events	NOTE 4 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the nine months ended September 30, 2011 through October 24, 2011 and found no reportable subsequent events.	NOTE 6 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the year ended December 31, 2010 through April 5, 2011 and found no reportable subsequent events.